ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ₪ / shares in Units, € in Thousands, ₪ in Thousands, $ in Thousands		1 Months Ended															12 Months Ended
	Jun. 02, 2016 shares	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 ILS (₪)	Nov. 30, 2017 USD ($)	Nov. 30, 2017 ILS (₪)	Jul. 30, 2017 USD ($)	Jul. 30, 2017 ILS (₪)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 ILS (₪)	Dec. 19, 2016 USD ($)	Dec. 19, 2016 EUR (€)	Apr. 30, 2014 USD ($)	Apr. 30, 2012	Jan. 31, 2012 USD ($)	Jan. 31, 2012 EUR (€)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2017 ₪ / shares	May 31, 2016
Restructuring Cost and Reserve [Line Items]
Business acquisition, Consideration transferred																	$ 6,500
Estimated useful life																	10 years	10 years
Impairment on goodwill
Income tax position measurement and recognition, Likelihood of position being realized, Minimum percentage																	50.00%	50.00%
Inventory writedowns																	$ 388		$ 511	$ 376
Reverse stock spilit																	On November 22, 2017, the Company effected a reverse stock split, due to failure to comply with the $1.00 threshold requirement for continued trading. Pursuant to the reverse split, each 5 Ordinary Shares, NIS 0.6 nominal value per share, was converted into one Ordinary Share, NIS 3.00 nominal value per share. Accordingly, 10,142,762 Ordinary Shares outstanding prior to the reverse split, were consolidated into 2,028,552 Ordinary Shares outstanding post the reverse split.	On November 22, 2017, the Company effected a reverse stock split, due to failure to comply with the $1.00 threshold requirement for continued trading. Pursuant to the reverse split, each 5 Ordinary Shares, NIS 0.6 nominal value per share, was converted into one Ordinary Share, NIS 3.00 nominal value per share. Accordingly, 10,142,762 Ordinary Shares outstanding prior to the reverse split, were consolidated into 2,028,552 Ordinary Shares outstanding post the reverse split.
Proceeds from related party debt																	$ 1,442
Long term bank loans																	$ 911
Nistec [Member]
Restructuring Cost and Reserve [Line Items]
Proceeds from related party debt									$ 1,400
Interest rate									2.60%	2.60%
Number of installments									8	8
Loan term									2 years	2 years
Nistec [Member] | Subsequent Event [Member]
Restructuring Cost and Reserve [Line Items]
Proceeds from related party debt		$ 2,500	$ 1,100
Nistec [Member] | Mizrahi-Tefahot Bank [Member]
Restructuring Cost and Reserve [Line Items]
Proceeds from related party debt					$ 840
Nistec [Member] | Bank HaPoalim [Member]
Restructuring Cost and Reserve [Line Items]
Proceeds from line of credit							$ 1,300
Period of line of credit							1 year	1 year
NIS [Member] | Nistec [Member]
Restructuring Cost and Reserve [Line Items]
Proceeds from related party debt | ₪										₪ 5,000
NIS [Member] | Nistec [Member] | Subsequent Event [Member]
Restructuring Cost and Reserve [Line Items]
Proceeds from related party debt | ₪				₪ 4,000
NIS [Member] | Nistec [Member] | Mizrahi-Tefahot Bank [Member]
Restructuring Cost and Reserve [Line Items]
Proceeds from related party debt | ₪						₪ 3,000
NIS [Member] | Nistec [Member] | Bank HaPoalim [Member]
Restructuring Cost and Reserve [Line Items]
Proceeds from line of credit | ₪								₪ 4,500
Mr. Yitzhak Nissan [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, Percentage acquired	56.60%																						50.50%
Shares issued in consideration of acquisition | shares	620,142
Nistec [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, Percentage acquired																	50.50%
Business acquisition, Consideration transferred																	$ 4,200
Shares issued in consideration of acquisition | shares																	3,532,655	3,532,655
Purchase price per share | ₪ / shares																						₪ 0.6
Kubatronik [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition date																	Jun. 10, 2002	Jun. 10, 2002
Business acquisition, Percentage acquired																	76.00%
Business acquisition, Consideration transferred											$ 508				$ 89		$ 2,400
Increase due to increase in holding																	1,000
Cumulative impairment of goodwill																	$ 1,000
Remaining interest of seller, percentage														24.00%			21.00%	21.00%
Put option aggregate exercise price																	$ 587			$ 587
Call option aggregate exercise price																	$ 623
Call option, Exercise notice to sell remaining interest, percentage															3.00%	3.00%
Amount received in advance to support cash flow											116
Advance amount and debt total											$ 1,084
Contingent consideration parent company in net profit for 2017, percentage											20.00%	20.00%
Contingent consideration parent company in net profit for 2018 and 2019, percentage											10.00%	10.00%
Discount on sale, percentage											10.00%	10.00%
Commission on sales, percentage											10.00%	10.00%
Loss recognized on sale of shares back to seller											$ 271
Kubatronik [Member] | EUR [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, Consideration transferred | €												€ 483				€ 69		€ 2,600
Increase due to increase in holding | €																		1,100
Put option aggregate exercise price | €																		483
Call option aggregate exercise price | €																		€ 513
Amount received in advance to support cash flow | €												110
Advance amount and debt total | €												€ 1,031
Creditor Bank One [Member]
Restructuring Cost and Reserve [Line Items]
Minimum shareholder's equity to be maintained under debt covenants													$ 4,500								$ 4,500
Ratio of shareholders' equity to total assets required to be maintained under debt covenants													17.00%								17.00%
Debt service ratio required to be maintained under debt covenants													1.5								1.5
Merhav M.N.F. Ltd. [Member] | Nistec [Member]
Restructuring Cost and Reserve [Line Items]
Business acquisition, Percentage acquired																	24.10%
Business acquisition, Consideration transferred																	$ 2,300
Shares issued in consideration of acquisition | shares																	1,589,440	1,589,440